RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,729	$ 18,457
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,323	9,257
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,323	9,127
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 83	$ 73